Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total	Common Stock Issuable [Member]	Private Placement [Member]	Private Placement [Member] Common Stock Issuable [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 31, 2013	$ 4,078,084				$ 12,524,735	$ 6,576,326	$ (14,935,948)	$ (87,029)
Beginning Balance, shares at Mar. 31, 2013					117,260,870
Warrants and beneficial conversion feature associated with convertible notes	1,782,167					1,782,167
Extension of warrants and adjustments to common stock	20,000				$ (152,237)	172,237
Stock-based compensation	94,801					94,801
Foreign currency translation	(116,524)							(116,524)
Net Loss	(5,992,897)						(5,992,897)
Ending Balance at Mar. 31, 2014	(134,369)				$ 12,372,498	8,625,531	(20,928,845)	(203,553)
Ending Balance, shares at Mar. 31, 2014					117,260,870
Proceeds for future private placement			$ 1,561,000	$ 1,561,000
Accumulated foreign currency losses recognized into income	203,553							$ 203,553
Issuance of common shares in private placement	1,444,274				$ 410,065	1,034,209
Issuance of common shares in private placement, shares					10,281,250
Foreign currency translation	203,553
Net Loss	(5,971,470)						(5,971,470)
Ending Balance at Mar. 31, 2015	(2,897,012)	$ 1,561,000			$ 12,782,563	9,659,740	(26,900,315)
Ending Balance, shares at Mar. 31, 2015					127,542,120
Issuance of common shares issuable		$ (1,561,000)			$ 1,561,000
Proceeds for future private placement			$ 1,561,000
Issuance of common shares issuable, shares					38,750,000
Issuance of common shares in private placement	713,000				$ 536,831	176,169
Issuance of common shares in private placement, shares					15,500,000
Common shares issued for debt	140,452				$ 140,452
Common shares issued for debt, shares					3,192,095
Extension of warrants and adjustments to common stock					$ (725,458)	725,458
Stock-based compensation	183,410					183,410
Net Loss	(4,961,549)						(4,961,549)
Ending Balance at Mar. 31, 2016	$ (6,821,699)				$ 14,295,388	$ 10,744,777	$ (31,861,864)
Ending Balance, shares at Mar. 31, 2016					184,984,215